Income taxes - Deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Analysis of deferred tax assets (liabilities)
Deferred tax assets	$ 44,875	$ 45,981	$ 44,942
Deferred tax liabilities	(16,412)	(15,382)	(7,293)
Net deferred tax assets (liabilities)	28,463	30,599	37,649	$ 44,314
Property plant and equipment
Analysis of deferred tax assets (liabilities)
Deferred tax assets	41,271	45,981	44,523
Deferred tax liabilities	(16,412)	(15,382)	(7,290)
Net deferred tax assets (liabilities)	24,859	$ 30,599	37,233	43,859
Intangible Assets
Analysis of deferred tax assets (liabilities)
Deferred tax assets	1,844
Others
Analysis of deferred tax assets (liabilities)
Deferred tax assets	1,760		419
Net deferred tax assets (liabilities)	1,760		419	524
Capitalized interest
Analysis of deferred tax assets (liabilities)
Deferred tax liabilities			(3)
Net deferred tax assets (liabilities)	$ 1,844		$ (3)	$ (69)